Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Stock-based compensation
Schedule for stock option transactions

	Year ended,		Year ended,
	December 31, 2025		December 31, 2024
	Number of	Weighted average	Number of	Weighted average
	options	exercise price	options	exercise price
Outstanding, beginning of year	13,879,589	CA$0.73	14,134,363	CA$0.71
Granted	13,923,028	CA$0.74	1,162,500	CA$0.73
Exercised	(413,563)	CA$0.50	—	—
Forfeited and expired	(952,972)	CA$0.79	(1,417,274)	CA$0.56
Outstanding, end of year	26,436,082	CA$0.73	13,879,589	CA$0.73

Schedule of stock options outstanding by exercise price range

As at December 31, 2025, the Company had the following outstanding options:

	Options Outstanding			Options Exercisable
		Weighted
		average	Weighted		Weighted
	Number of	remaining	average	Number of	average
Exercise Prices	options	contractual life	exercise price	options	exercise price
CA$0.32-$0.50	3,385,477	7.42	CA$0.40	2,281,762	CA$0.39
CA$0.50-$0.66	9,861,983	8.27	CA$0.59	3,931,036	CA$0.60
CA$0.66-$1.80	13,188,622	8.39	CA$0.93	2,671,787	CA$1.47
	26,436,082	8.22	CA$0.73	8,884,585	CA$0.81

Schedule of assumptions to determine the fair value of stock options granted

	Year ended,	Year ended,
	December 31, 2025	December 31, 2024
Expected life of stock options	10 years	10 years
Expected weighted average volatility	84%	84%
Expected dividend yield	nil %	nil %
Weighted average risk-free interest rate	3.1%	3.03%
Weighted average fair value of stock options granted in the year	$0.44	$0.44